Condensed Consolidated Statements of Changes in Stockholders' Equity (Parentheticals)	8 Months Ended
Dec. 31, 2018 shares
Statement of Stockholders' Equity [Abstract]
Sale of Units, net of underwriting discounts and offering expenses	20,000,000
Sale of Private Placement Units	655,000